RETIREMENT BENEFITS - Funded Status and Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 13,943
Projected benefit obligation at period end	14,000	$ 13,943
Change in plan assets
Plan assets at fair value at beginning of year	12,137
Plan assets at fair value at year end	12,363	12,137
Funded status of the plans	(1,637)	(1,806)
Net amount recognized
Net amount recognized on the balance sheet	(1,637)	(1,806)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	(6,908)	(6,373)
Accumulated benefit obligation at period end	13,994	13,932
U.S. Qualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	13,231	14,060
Benefits earned during the year	3	4	$ 6
Interest cost on benefit obligation	520	553	541
Plan amendments	0	0
Actuarial (gain) loss	351	(649)
Benefits paid, net of participants’ contributions	(722)	(751)
Expected government subsidy	0	0
Divestitures	0	0
Settlements (gain) loss	0	0
Curtailment (gain) loss	13	14
Foreign exchange impact and other	(125)	0
Projected benefit obligation at period end	13,271	13,231	14,060
Change in plan assets
Plan assets at fair value at beginning of year	12,137	13,071
Actual return on plan assets	572	(183)
Company contributions	500	0
Plan participants’ contributions	0	0
Divestitures	0	0
Settlements	0	0
Benefits paid, net of government subsidy	(722)	(751)
Foreign exchange impact and other	(124)	0
Plan assets at fair value at year end	12,363	12,137	13,071
Funded status of the plans	(908)	(1,094)
Net amount recognized
Benefit asset	0	0
Benefit liability	(908)	(1,094)
Net amount recognized on the balance sheet	(908)	(1,094)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	0	0
Prior service benefit	0	0
Net actuarial gain (loss)	(6,612)	(6,107)
Net amount recognized in equity-pretax	(6,612)	(6,107)
Accumulated benefit obligation at period end	13,268	13,226
U.S. Nonqualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	712
Projected benefit obligation at period end	729	712
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	(729)	(712)
Net amount recognized
Net amount recognized on the balance sheet	(729)	(712)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	(296)	(266)
Accumulated benefit obligation at period end	726	706
Non-U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	6,534
Projected benefit obligation at period end	6,522	6,534
Change in plan assets
Plan assets at fair value at beginning of year	6,104
Plan assets at fair value at year end	6,149	6,104
Funded status of the plans	(373)	(430)
Net amount recognized
Net amount recognized on the balance sheet	(373)	(430)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	(1,274)	(1,609)
Accumulated benefit obligation at period end	6,090	6,049
Non-U.S. Qualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	6,534	7,252
Benefits earned during the year	154	168	178
Interest cost on benefit obligation	282	317	376
Plan amendments	(28)	6
Actuarial (gain) loss	589	(28)
Benefits paid, net of participants’ contributions	(323)	(294)
Expected government subsidy	0	0
Divestitures	(22)	(147)
Settlements (gain) loss	(38)	(61)
Curtailment (gain) loss	(15)	(8)
Foreign exchange impact and other	(611)	(671)
Projected benefit obligation at period end	6,522	6,534	7,252
Change in plan assets
Plan assets at fair value at beginning of year	6,104	7,057
Actual return on plan assets	967	56
Company contributions	126	134
Plan participants’ contributions	5	5
Divestitures	(5)	(131)
Settlements	(38)	(61)
Benefits paid, net of government subsidy	(329)	(299)
Foreign exchange impact and other	(681)	(657)
Plan assets at fair value at year end	6,149	6,104	7,057
Funded status of the plans	(373)	(430)
Net amount recognized
Benefit asset	711	726
Benefit liability	(1,084)	(1,156)
Net amount recognized on the balance sheet	(373)	(430)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	(1)	(1)
Prior service benefit	29	5
Net actuarial gain (loss)	(1,302)	(1,613)
Net amount recognized in equity-pretax	(1,274)	(1,609)
Accumulated benefit obligation at period end	6,090	6,049
Non-U.S. Nonqualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	0
Projected benefit obligation at period end	0	0
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	0	0
Accumulated benefit obligation at period end	0	0
U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	817
Projected benefit obligation at period end	686	817
Change in plan assets
Plan assets at fair value at beginning of year	166
Plan assets at fair value at year end	129	166
Funded status of the plans	(557)	(651)
Net amount recognized
Net amount recognized on the balance sheet	(557)	(651)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	106	3
Accumulated benefit obligation at period end	686	817
U.S. Qualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	817	917
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	25	33	33
Plan amendments	0	0
Actuarial (gain) loss	(105)	(55)
Benefits paid, net of participants’ contributions	(64)	(90)
Expected government subsidy	13	12
Divestitures	0	0
Settlements (gain) loss	0	0
Curtailment (gain) loss	0	0
Foreign exchange impact and other	0	0
Projected benefit obligation at period end	686	817	917
Change in plan assets
Plan assets at fair value at beginning of year	166	10
Actual return on plan assets	8	(1)
Company contributions	6	235
Plan participants’ contributions	49	49
Divestitures	0	0
Settlements	0	0
Benefits paid, net of government subsidy	(100)	(127)
Foreign exchange impact and other	0	0
Plan assets at fair value at year end	129	166	10
Funded status of the plans	(557)	(651)
Net amount recognized
Benefit asset	0	0
Benefit liability	(557)	(651)
Net amount recognized on the balance sheet	(557)	(651)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	0	0
Prior service benefit	0	0
Net actuarial gain (loss)	106	3
Net amount recognized in equity-pretax	106	3
Accumulated benefit obligation at period end	686	817
U.S. Nonqualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	0
Projected benefit obligation at period end	0	0
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	0	0
Accumulated benefit obligation at period end	0	0
Non-U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,291
Projected benefit obligation at period end	1,141	1,291
Change in plan assets
Plan assets at fair value at beginning of year	1,133
Plan assets at fair value at year end	1,015	1,133
Funded status of the plans	(126)	(158)
Net amount recognized
Net amount recognized on the balance sheet	(126)	(158)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	(301)	(422)
Accumulated benefit obligation at period end	1,141	1,291
Non-U.S. Qualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,291	1,527
Benefits earned during the year	10	12	15
Interest cost on benefit obligation	94	108	120
Plan amendments	0	0
Actuarial (gain) loss	3	(88)
Benefits paid, net of participants’ contributions	(59)	(57)
Expected government subsidy	0	0
Divestitures	0	0
Settlements (gain) loss	0	0
Curtailment (gain) loss	(4)	0
Foreign exchange impact and other	(194)	(211)
Projected benefit obligation at period end	1,141	1,291	1,527
Change in plan assets
Plan assets at fair value at beginning of year	1,133	1,384
Actual return on plan assets	122	(5)
Company contributions	9	9
Plan participants’ contributions	0	0
Divestitures	0	0
Settlements	0	0
Benefits paid, net of government subsidy	(59)	(57)
Foreign exchange impact and other	(190)	(198)
Plan assets at fair value at year end	1,015	1,133	$ 1,384
Funded status of the plans	(126)	(158)
Net amount recognized
Benefit asset	166	115
Benefit liability	(292)	(273)
Net amount recognized on the balance sheet	(126)	(158)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	0	0
Prior service benefit	98	125
Net actuarial gain (loss)	(399)	(547)
Net amount recognized in equity-pretax	(301)	(422)
Accumulated benefit obligation at period end	1,141	1,291
Non-U.S. Nonqualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	0
Projected benefit obligation at period end	0	0
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	0	0
Accumulated benefit obligation at period end	$ 0	$ 0